8. Restricted cash (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 444,306	R$ 822,132
Current	304,920	133,391
Non-current	139,386	688,741
Local currency [Member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	369,875	388,828
Local currency [Member] | Escrow deposits [Member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 85,351	72,089
Weighted Average Profitability	0.962
Local currency [Member] | Escrow deposits - leases [Member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 136,438	102,880
Weighted Average Profitability	0.985
Local currency [Member] | Other deposits [Member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 9,922	113,465
Weighted Average Profitability	0.664
Local currency [Member] | Deposits in guarantee of letter of credit [Member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 138,164	100,394
Weighted Average Profitability	0.976
Foreign currency [Member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 74,431	433,304
Foreign currency [Member] | Escrow deposits for hedge margin [Member]
Disclosure of Restricted Cash [Line Items]
Restricted cash and cash equivalents	R$ 74,431	R$ 433,304
Weighted Average Profitability	0.016